Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements [Abstract]
Summary of Movements in RSUs	Movements in RSUs during the year ended 31 December 2022 are as follows:

	RSUs	Weighted Average Fair Value
Granted	7,659,049	$6.68
Vested	(679,563)	$6.30

Outstanding at 31 December	6,979,486	$6.72

Summary of Share-based payment expense
The Group recognized $10.3 million of share-based payment expense during the year ended 31 December 2022 (in thousands):

2022
Cost of product revenue	1,522
Research and development expenses	2,994
General and administrative expenses	5,801

10,317